Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Financial Assets Designated at Fair Value Through Profit or Loss (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Fair value	R$ 465,581	R$ 322,929
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Cost	3,699	1,016
Fair value	3,740	1,035
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Brazilian external debt bonds [Member]
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Cost	3,699	1,016
Accumulated gain / (loss) reflected in income	41	19
Fair value	R$ 3,740	R$ 1,035